Note 17 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
17.	Net earnings per common share

The following table reconciles the denominator used to calculate earnings per common share:

	2021	2020

Shares issued and outstanding at beginning of period	43,587,554	41,495,957
Weighted average number of shares: Issued during the period	253,280	1,260,042
Weighted average number of shares used in computing basic earnings per share	43,840,834	42,755,999
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	559,985	428,098
Number of shares used in computing diluted earnings per share	44,400,819	43,184,097